Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2023 and 2022:

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$130,614	$—	$130,614	$—
Investments, at fair value	84,130	72,540	—	11,590

Liabilities
Derivative liabilities	$80,840	$—	$80,840	$—

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$211,993	$—	$211,993	$—
Investments, at fair value	59,081	39,081	—	20,000

Fair Value Measurement Inputs and Valuation Techniques
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2023, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$358,462,405	Income approach	Discount rate	8%
			Non-contractual cash flows as a % of total cash flows	95%

Fair Value, by Balance Sheet Grouping	The carrying amounts and fair values of our most significant financial instruments as of December 31, 2023 and 2022 were as follows:

	December 31, 2023
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,627,181		$1,627,181	$1,627,181	$—	$—
Restricted cash	198,285		198,285	198,285	—	—
Loans receivable	654,925		650,398	—	—	650,398
Notes receivable	663,644		663,644	—	—	663,644
Derivative assets	130,614		130,614	—	130,614	—
Investments, at fair value	84,130		84,130	72,540	—	11,590
	$3,358,779		$3,354,252	$1,898,006	$130,614	$1,325,632
Liabilities
Debt	$46,696,525	(a)	$44,377,940	$—	$44,377,940	$—
Derivative liabilities	80,840		80,840	—	80,840	—
	$46,777,365		$44,458,780	$—	$44,458,780	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2022
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,597,147		$1,597,147	$1,597,147	$—	$—
Restricted cash	159,623		159,623	159,623	—	—
Loans receivable	351,357		329,650	—	—	329,650
Notes receivable	486,223		486,223	—	—	486,223
Investments, at fair value	59,081		59,081	39,081	—	20,000
Derivative assets	211,993		211,993	—	211,993	—
	$2,865,424		$2,843,717	$1,795,851	$211,993	$835,873
Liabilities
Debt	$46,801,683	(a)	$42,525,932	$—	$42,525,932	$—
	$46,801,683		$42,525,932	$—	$42,525,932	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.